Acquisitions and Other Significant Business Activities (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Future annual principal payments

Future annual principal payments under the Company’s Bank Loan as of December 31, 2017 are as follows:

Loan principal amount
Year ending December 31,	(U.S. $ in thousands)
2018	$5,143
2019	5,143
2020	5,143
2021	5,143
2022	5,143
Thereafter	6,571
$32,286